Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000146363 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000146363 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000146363 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000146363 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000146363 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000146363 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000146363 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000146363 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000146363 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000146363 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000146363 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000146363 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000146363 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000146363 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000146363 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000146363 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000146363 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000146363 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000146363 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000146364 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000146364 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000146364 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000146364 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000146364 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000146364 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000146364 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000146364 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000146364 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000146364 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000146364 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000146364 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000146364 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000146364 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000146364 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000146364 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000146364 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000146364 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000146364 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000190731 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000190731 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000190731 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000190731 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000190731 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000190731 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000190731 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000190731 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000190731 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000190731 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000190731 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000190731 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000190731 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000190731 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000190731 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000190731 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000190731 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000190731 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000190731 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000146365 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000146365 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000146365 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000146365 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000146365 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000146365 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000146365 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000146365 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000146365 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000146365 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000146365 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000146365 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000146365 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000146365 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000146365 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000146365 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000146365 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000146365 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000146365 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000052969 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000052969 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000052969 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000052969 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000052969 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000052969 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000052969 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000052969 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000052969 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000052969 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000052969 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000052969 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000052969 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000052969 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000052969 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000052969 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000052969 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000052969 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000052969 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000052970 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000052970 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000052970 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000052970 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000052970 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000052970 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000052970 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000052970 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000052970 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000052970 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000052970 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000052970 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000052970 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000052970 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000052970 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000052970 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000052970 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000052970 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000052970 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000190730 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000190730 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000190730 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000190730 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000190730 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000190730 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000190730 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000190730 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000190730 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000190730 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000190730 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000190730 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000190730 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000190730 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000190730 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000190730 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000190730 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000190730 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000190730 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000052971 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000052971 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000052971 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000052971 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000052971 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000052971 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000052971 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000052971 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000052971 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000052971 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000052971 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000052971 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000052971 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000052971 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000052971 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000052971 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000052971 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000052971 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000052971 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.00%